Average Annual Total Returns - Class I N Shares - TM Large Cap Multi-Style Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) OneYear	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) FiveYear	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	16.89%	11.70%	9.69%	Feb. 11, 2015	16.52%	11.34%	9.36%	10.25%	9.28%	7.68%	16.62%	11.41%	9.40%	Feb. 11, 2015	16.98%	11.81%	9.79%	Feb. 11, 2015	20.96%	15.60%	13.09%